Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Loss before income taxes	$ (11,727)	$ (5,232)	$ (5,486)
Corporate tax rate	27.00%	26.44%	26.59%
Expected tax recovery	$ (3,166)	$ (1,383)	$ (1,459)
Differences in foreign tax rates and change in statutory tax rates	73	6,381	(231)
Impact of foreign exchange rate changes	(1,343)	1,277	506
Change in unrecognized deferred tax assets	4,288	(6,507)	1,290
Stock based compensation and expiry of losses	148	33	198
Non taxable/deductible amounts	0	199	(304)
Deferred income tax recovery	$ 0	$ 0	$ 0